Lease Liabilities - Summary of Detailed Information About Contractual Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable	$ 0	$ 991	$ 571	$ 1,036
Less: Amount due for settlement within 12 months shown under current liabilities	(385)	(614)		(508)
Amount due for settlement after 12 months shown under non-current liabilities	$ 294	377		528
Within one year [member]
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable		614		508
More than one year, but not exceeding two years [member]
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable		126		476
More than two years, but not exceeding five years [member]
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable		$ 251		$ 52